Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Opportunities Fund))	0 Months Ended
	Jan. 28, 2013
Class A
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%
Class B
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and/or Expense Reimbursement	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.11%
Class C
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%
Class I
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%
Class N
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.57%
Class Y
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets perclass per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.